U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class B
RISK/RETURN
Investment Objective:
The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		none
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses
Annual Fund Operating Expenses		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B
Management Fees		0.48%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.56%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	2.03%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratioof each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 2.75%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 0.16% (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.87%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B	706	937	1,293	2,101

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B	206	637	1,093	2,101

Principal Investment Strategies:

 The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. government securities that the Portfolio may purchase include:

  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

  Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet its obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into conservatorship.

  Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.  Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.03% (quarter ended December 31, 2006) and the lowest return for a calendar quarter was 0.00% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 0.00%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns U.S. Government Money Market Portfolio		1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio Class B	[1]	(4.99%)	1.36%	1.37%
U.S. Government Money Market Portfolio Class B 90 Day T-Bills		0.13%	2.30%	2.26%
U.S. Government Money Market Portfolio Class B Lipper U.S. Treasury Money Market Index		0.02%	1.97%	1.81%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C
RISK/RETURN
Investment Objective:
The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase. (See "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C
Management Fees		0.48%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.52%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	1.99%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 2.75%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were0.14% (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.85%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C	302	624	1,073	2,317

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C	202	624	1,073	2,317

Principal Investment Strategies:

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.  The U.S. government securities that the Portfolio may purchase include:

  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

  Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet its obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship.

  Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective.  Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.03% (quarter ended September 30, 2006) and the lowest return for a calendar quarter was 0.00% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 0.01%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns U.S. Government Money Market Portfolio		1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio Class C	[1]	(0.99%)	1.73%	1.37%
U.S. Government Money Market Portfolio Class C 90 Day T-Bills		0.13%	2.30%	2.26%
U.S. Government Money Market Portfolio Class C Lipper U.S. Treasury Money Market Index		0.02%	1.97%	1.81%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Contingent Deferred Sales Charge."

Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B
RISK/RETURN
Investment Objective:
The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.96%
Total Annual Portfolio Operating Expenses	[1]	2.51%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.51% (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B	754	1,082	1,535	2,600

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B	254	782	1,335	2,600

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer’s creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years. Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. Government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed by the full faith and credit of the United States.  Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States, but they have the right to borrow from the U.S. Treasury to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fixed Income Securities Risk. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

Mortgage-Backed Securities and Prepayment Risk. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment faster or slower than expected by the Adviser could reduce the Portfolio’s yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.28% (quarter ended September 30, 2002) and the lowest return for a calendar quarter was -2.00% (quarter ended June 30, 2004). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 0. 70%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Investment Quality Bond Portfolio		1 Year	5 Years	10 Years
Investment Quality Bond Portfolio Class B	[1]	(1.84%)	3.14%	3.45%
Investment Quality Bond Portfolio Class B After Taxes on Distributions	[1]	(2.76%)	2.31%	2.37%
Investment Quality Bond Portfolio Class B After Taxes on Distributions and Sales	[1]	(0.84%)	2.23%	2.37%
Investment Quality Bond Portfolio Class B Barclays Intermediate U.S. Government/Credit Bond Index		4.98%	5.41%	5.11%
Investment Quality Bond Portfolio Class B Lipper Short-Intermediate Investment Grade Debt Funds Index		5.86%	4.81%	4.67%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C
RISK/RETURN
Investment Objective:
The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase. (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.96%
Total Annual Portfolio Operating Expenses	[1]	2.51%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.51% (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C	354	782	1,335	2,846

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C	254	782	1,335	2,846

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.  Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. Government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed by the full faith and credit of the United States.  Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States, but they have the right to borrow from the U.S. Treasury to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fixed-Income Securities Risk.   Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

Mortgage-Backed Securities and Prepayment Risk.  Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.  Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment faster or slower than expected by the Adviser could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.  Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.28% (quarter ended September 30, 2002) and the lowest return for a calendar quarter was -2.00% (quarter ended June 30, 2004). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 0.78%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Investment Quality Bond Portfolio		1 Year	5 Years	10 Years
Investment Quality Bond Portfolio Class C	[1]	2.04%	3.47%	3.43%
Investment Quality Bond Portfolio Class C After Taxes on Distributions	[1]	1.11%	2.65%	2.36%
Investment Quality Bond Portfolio Class C After Taxes on Distributions and Sales	[1]	1.68%	2.52%	2.36%
Investment Quality Bond Portfolio Class C Barclays Intermediate U.S. Government/Credit Bond Index		4.98%	5.41%	5.11%
Investment Quality Bond Portfolio Class C Lipper Short-Intermediate Investment Grade Debt Funds Index		5.86%	4.81%	4.67%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Municipal Bond Portfolio | Municipal Bond Portfolio Class B
RISK/RETURN
Investment Objective:

The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Municipal Bond Portfolio Municipal Bond Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-ReducedSales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Municipal Bond Portfolio Municipal Bond Portfolio Class B
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.91%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[2]	2.48%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Waivers and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.43%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction of 0.05%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class B	751	1,073	1,521	2,569

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class B	251	773	1,321	2,569

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:

 As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio’s Adviser generally invests the Portfolio’s assets in municipal obligations. There are no maturity limitations on the Portfolio’s securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. ("Moody’s"), Standard & Poor’s Corporation ("S&P"), or Fitch, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income. Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio’s municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Municipal Bond Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Strategies and Related Risks."

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.07% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.49% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 3.45%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Municipal Bond Portfolio		1 Year	5 Years	10 Years
Municipal Bond Portfolio Class B	[1]	(5.07%)	0.79%	1.96%
Municipal Bond Portfolio Class B After Taxes on Distributions	[1]	(5.07%)	0.72%	1.86%
Municipal Bond Portfolio Class B After Taxes on Distributions and Sales	[1]	(3.01%)	0.91%	1.95%
Municipal Bond Portfolio Class B Barclays Municipal Bond Index		2.38%	4.09%	4.83%
Municipal Bond Portfolio Class B Lipper General Municipal Debt Funds Index		1.66%	3.05%	4.11%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Municipal Bond Portfolio | Municipal Bond Portfolio Class C
RISK/RETURN
Investment Objective:

 The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Municipal Bond Portfolio Municipal Bond Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Municipal Bond Portfolio Municipal Bond Portfolio Class C
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.06%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[2]	2.63%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.47%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/waiver and commission recapture reduction of 0.16%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class C	366	817	1,395	2,964

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class C	266	817	1,395	2,964

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:

 As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch , Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income. Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest.  Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.  The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Municipal Bond Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.77% (quarter ended September 30, 2002) and the lowest return for a calendar quarter was -3.48% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 3.46%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Municipal Bond Portfolio		1 Year	5 Years	10 Years
Municipal Bond Portfolio Class C	[1]	(1.07%)	0.90%	1.82%
Municipal Bond Portfolio Class C After Taxes on Distributions	[1]	(1.07%)	0.83%	1.72%
Municipal Bond Portfolio Class C After Taxes on Distributions and Sales	[1]	(0.43%)	1.01%	1.83%
Municipal Bond Portfolio Class C Barclays Municipal Bond Index		2.38%	4.09%	4.83%
Municipal Bond Portfolio Class C Lipper General Municipal Debt Funds Index		1.66%	3.05%	4.11%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Large Cap Value Portfolio | Large Cap Value Portfolio Class B
RISK/RETURN
Investment Objective:
The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Large Cap Value Portfolio Large Cap Value Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Value Portfolio Large Cap Value Portfolio Class B
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.94%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	2.59%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio was 2.43% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.16%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class B	762	1,105	1,575	2,681

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class B	262	805	1,375	2,681

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.  Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.   The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk.  Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

.Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.45% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.31% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -18.43%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Large Cap Value Portfolio		1 Year	5 Years	10 Years
Large Cap Value Portfolio Class B	[1]	8.60%	(5.21%)	(2.52%)
Large Cap Value Portfolio Class B After Taxes on Distributions	[1]	8.60%	(5.69%)	(2.99%)
Large Cap Value Portfolio Class B After Taxes on Distributions and Sales	[1]	5.59%	(4.26%)	(2.13%)
Large Cap Value Portfolio Class B S&P500��/Citigroup Value Index		15.10%	0.87%	2.70%
Large Cap Value Portfolio Class B Morningstar Large Value Average		13.59%	1.13%	2.30%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Large Cap Value Portfolio | Large Cap Value Portfolio Class C
RISK/RETURN
Investment Objective:
The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Large Cap Value Portfolio Large Cap Value Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Large Cap Value Portfolio Large Cap Value Portfolio Class C
Management Fees		0.65%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		0.95%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements and fees reduced by recaptured commissions, net expenses are in footnote 2)	[1]	2.60%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.43% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.17%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class C	363	808	1,380	2,934

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class C	263	808	1,380	2,934

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model.  The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth.  Typically, their valuation levels are lower than those of growth stocks.  Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other  Risks.  The Portfolio is subject to other risks from its permissible investments.  For information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance.

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.47% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.30% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -18.36%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Large Cap Value Portfolio		1 Year	5 Years	10 Years
Large Cap Value Portfolio Class C	[1]	12.61%	(4.89%)	(2.53%)
Large Cap Value Portfolio Class C After Taxes on Distributions	[1]	12.61%	(5.37%)	(3.00%)
Large Cap Value Portfolio Class C After Taxes on Distributions and Sales	[1]	8.20%	(4.00%)	(2.14%)
Large Cap Value Portfolio Class C S&P 500��/Citigroup Value Index		15.10%	0.87%	2.70%
Large Cap Value Portfolio Class C Morningstar Large Value Average		13.59%	1.13%	2.30%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B
RISK/RETURN
Investment Objective:
The Large Capitalization Growth Portfolio seeks capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Large Cap Growth Portfolio Large Cap Growth Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Growth Portfolio Large Cap Growth Portfolio Class B
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.87%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	2.52%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio was 2.51% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class B	755	1,085	1,540	2,610

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class B	255	785	1,340	2,610

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 163% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. Loomis Sayles takes a private equity approach to investing with a long-term, fundamental and bottom-up approach.  The goal is to invest in high quality, structurally good businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.  Loomis Sayles believes that few businesses have these combined characteristics.  Given the rare confluence of quality, sustainable growth and discount to Loomis Sayles’ estimate of the intrinsic value for the underlying business, Loomis Sayles focuses the Portfolio in high-conviction businesses.  The nature of Loomis Sayles’ investment process leads to sector positioning derived from fundamental research.  Loomis Sayles may study dozens of companies but may only invest in a select few businesses each year.  Loomis Sayles strives to invest in these companies when it believes there is an inefficiency (i.e., a disconnect between the long-term fundamentals and expectations embedded).  This inefficiency may arise as investors overreact to short-term, non-secular events, underestimate or misunderstand long-term growth potential, or as momentum and short-term focus may create a disconnect between the market price and long-term fundamentals of a business.

Loomis Sayles will consider selling an investment when the Portfolio manager believes:  the issuer’s investment fundamentals are beginning to deteriorate, there are unfavorable structural changes with the issuer’s underlying business, or the investment no longer appears consistent with the Portfolio manager’s investment methodology.  In addition, Loomis Sayles will also consider selling an investment when the Portfolio must meet redemption requests, to try to take advantage of more attractive investment opportunities, or for other investment reasons which the Portfolio manager deems appropriate.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities.   Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks.

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk.  Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.62% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.06% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -4.84%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Large Cap Growth Portfolio		1 Year	5 Years	10 Years
Large Cap Growth Portfolio Class B	[1]	21.18%	0.81%	(2.65%)
Large Cap Growth Portfolio Class B After Taxes on Distributions	[1]	21.18%	0.81%	(2.66%)
Large Cap Growth Portfolio Class B After Taxes on Distributions and Sales	[1]	13.76%	0.69%	(2.21%)
Large Cap Growth Portfolio Class B S&P500��/Citigroup Growth Index		15.01%	3.60%	(0.11%)
Large Cap Growth Portfolio Class B Morningstar Large Growth Average		15.40%	2.22%	(0.69%)
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C
RISK/RETURN
Investment Objective:
The Large Capitalization Growth Portfolio seeks capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Large Cap Growth Portfolio Large Cap Growth Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Large Cap Growth Portfolio Large Cap Growth Portfolio Class C
Management Fees		0.65%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		0.87%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	2.52%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.51% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class C	355	785	1,340	2,856

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class C	255	785	1,340	2,856

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was163% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio.

Loomis Sayles takes a private equity approach to investing with a long-term, fundamental and bottom-up approach.  The goal is to invest in high quality, structurally good businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.  Loomis Sayles believes that few businesses have these combined characteristics.  Given the rare confluence of quality, sustainable growth and discount to Loomis Sayles’ estimate of the intrinsic value for the underlying business, Loomis Sayles focuses the Portfolio in high-conviction businesses.  The nature of Loomis Sayles’ investment process leads to sector positioning derived from fundamental research.  Loomis Sayles may study dozens of companies but may only invest in a select few businesses each year.  Loomis Sayles strives to invest in these companies when it believes there is an inefficiency (i.e., a disconnect between the long-term fundamentals and expectations embedded).  This inefficiency may arise as investors overreact to short-term, non-secular events, underestimate or misunderstand long-term growth potential, or as momentum and short-term focus may create a disconnect between the market price and long-term fundamentals of a business.

Loomis Sayles will consider selling an investment when the Portfolio manager believes:  the issuer’s investment fundamentals are beginning to deteriorate, there are unfavorable structural changes with the issuer’s underlying business, or the investment no longer appears consistent with the Portfolio manager’s investment methodology.  In addition, Loomis Sayles will also consider selling an investment when the Portfolio must meet redemption requests, to try to take advantage of more attractive investment opportunities, or for other investment reasons which the Portfolio manager deems appropriate.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.57% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.07% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -4.84%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Large Cap Growth Portfolio		1 Year	5 Years	10 Years
Large Cap Growth Portfolio Class C	[1]	25.11%	1.20%	(2.65%)
Large Cap Growth Portfolio Class C After Taxes on Distributions	[1]	25.11%	1.20%	(2.66%)
Large Cap Growth Portfolio Class C After Taxes on Distributions and Sales	[1]	16.32%	1.02%	(2.21%)
Large Cap Growth Portfolio Class C S&P 500��/Citigroup Growth Index		15.01%	3.60%	(0.11%)
Large Cap Growth Portfolio Class C Morningstar Large Growth Average		15.40%	2.22%	(0.69%)
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B
RISK/RETURN
Investment Objective:
The Mid Capitalization Portfolio seeks long-term capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.09%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[2]	2.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.84%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01)%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B	788	1,183	1,704	2,938

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B	288	883	1,504	2,938

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.   The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stocks Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Medium and Small Capitalization Companies Risk. The Portfolio may also invest in small capitalization companies.   Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk.   The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks".

Performance:

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Caterpillar Mid-Cap Relative Value Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc.. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund.   The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Portfolio’s Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.73% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -20.60% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -14.05%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns Mid Capitalization Portfolio		1 Year	5 Years	Since Inception	Inception Date
Mid Capitalization Portfolio - Class B	[1]	13.65%	3.28%	5.98%	Jul 1, 2002
Mid Capitalization Portfolio - Class B After Taxes on Distributions	[1]	13.65%	2.10%	4.63%
Mid Capitalization Portfolio - Class B After Taxes on Distributions and Sales	[1]	8.87%	2.53%	4.82%
Mid Capitalization Portfolio - Class B Russell Midcap�� Index		25.48%	4.66%	9.55%
Mid Capitalization Portfolio - Class B Morningstar Mid Capitalization Blend Average		22.70%	3.84%	7.54%
[1]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for the periods prior to January 6, 2003) and the Portfolio (for the periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C
RISK/RETURN
Investment Objective:
The Mid Capitalization Portfolio seeks long-term capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[2]	2.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 2.85%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C	389	886	1,508	3,185

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C	289	886	1,508	3,185

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stocks Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Medium and Small Capitalization Companies Risk. The Portfolio may also invest in small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Caterpillar Mid-Cap Relative Value Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.60% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -20.66% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -14.08%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Mid Capitalization Portfolio		1 Year	5 Years	Since Inception	Inception Date
Mid Capitalization Portfolio - Class C	[1]	17.70%	3.59%	5.96%	Jul 1, 2002
Mid Capitalization Portfolio - Class C After Taxes on Distributions	[1]	17.70%	2.41%	4.61%
Mid Capitalization Portfolio - Class C After Taxes on Distributions and Sales	[1]	11.51%	2.80%	4.81%
Mid Capitalization Portfolio - Class C Russell Midcap�� Index		25.48%	4.66%	9.55%
Mid Capitalization Portfolio - Class C Morningstar Mid Capitalization Blend Average		22.70%	3.84%	7.54%
[1]	The performance figures shown above reflect the performance of Class C shares of the Predecessor Fund (for the periods prior to January 6, 2003) and the Portfolio (for the periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Small Cap Portfolio | Small Cap Portfolio Class B
RISK/RETURN
Investment Objective:
The Small Capitalization Portfolio seeks maximum capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Small Cap Portfolio Small Cap Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small Cap Portfolio Small Cap Portfolio Class B
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.05%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[2]	2.71%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Investment Quality Bond Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Waivers and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.71% (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class B	774	1,141	1,635	2,800

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class B	274	841	1,435	2,800

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2011 was $38 million to $3.65 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year.  The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risks. The Portfolio’s investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio’s holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on the Portfolio’s ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general.  In addition, small capitalization companies may not pay a dividend.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.   The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.21% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.71% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -15.42%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Small Cap Portfolio		1 Year	5 Years	10 Years
Small Cap Portfolio Class B	[1]	10.68%	3.58%	6.69%
Small Cap Portfolio Class B After Taxes on Distributions	[1]	10.68%	1.46%	4.60%
Small Cap Portfolio Class B After Taxes on Distributions and Sales	[1]	6.94%	2.78%	5.27%
Small Cap Portfolio Class B Russell 2000�� Index		26.86%	4.47%	6.33%
Small Cap Portfolio Class B Morningstar Small Blend Average		25.61%	3.54%	6.69%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Small Cap Portfolio | Small Cap Portfolio Class C
RISK/RETURN
Investment Objective:
The Small Capitalization Portfolio seeks maximum capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Small Cap Portfolio Small Cap Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Small Cap Portfolio Small Cap Portfolio Class C
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.06%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[2]	2.72%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.72%, inclusive of Acquired Fund Fees and Expenses (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class C	375	844	1,440	3,051

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class C	275	844	1,440	3,051

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2011 was $38 million to $3.65 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year.  The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk.  The Portfolio's investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general.  In addition, small capitalization companies may not pay a dividend.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.37% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.70% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -15.46%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Small Cap Portfolio		1 Year	5 Years	10 Years
Small Cap Portfolio Class C	[1]	14.74%	3.81%	6.69%
Small Cap Portfolio Class C After Taxes on Distributions	[1]	14.74%	1.71%	4.61%
Small Cap Portfolio Class C After Taxes on Distributions and Sales	[1]	9.58%	2.98%	5.28%
Small Cap Portfolio Class C Russell 2000�� Index		26.86%	4.47%	6.33%
Small Cap Portfolio Class C Morningstar Small Blend Average		25.61%	3.54%	6.69%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

International Equity Portfolio | International Equity Portfolio Class B
RISK/RETURN
Investment Objective:
The International Equity Portfolio seeks long-term capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		International Equity Portfolio International Equity Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Equity Portfolio International Equity Portfolio Class B
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.90%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	3.65%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.63% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.02%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class B	867	1,417	2,088	3,686

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class B	367	1,117	1,888	3,686

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio’s assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage.  Emphasis is placed on bottom-up stock selection.  In addition, the Adviser considers four global opportunity fundamentals:  Macro, Political, Business and Portfolio diversification to assist in the basis of portfolio construction.  A stock is sold when it no longer meets the Adviser’s criteria. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations,  confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.55% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.59% (quarter ended September 30, 2002). For the period January 1, 2011through September 30, 2011, the return for the Portfolio's Class B shares was -23.48%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns International Equity Portfolio		1 Year	5 Years	10 Years
International Equity Portfolio Class B	[1]	5.49%	(0.54%)	(1.03%)
International Equity Portfolio Class B After Taxes on Distributions	[1]	5.45%	(0.61%)	(1.06%)
International Equity Portfolio Class B After Taxes on Distributions and Sales	[1]	3.62%	(0.48%)	(0.88%)
International Equity Portfolio Class B MSCI EAFE�� Index (U.S. dollars)		7.75%	2.46%	3.50%
International Equity Portfolio Class B Morningstar Foreign Large Blend Average		10.25%	2.58%	2.97%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

International Equity Portfolio | International Equity Portfolio Class C
RISK/RETURN
Investment Objective:
The International Equity Portfolio seeks long-term capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		International Equity Portfolio International Equity Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		International Equity Portfolio International Equity Portfolio Class C
Management Fees		0.75%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		1.87%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	3.62%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.90%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 3.60% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.02%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class C	464	1,109	1,873	3,880

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class C	364	1,109	1,873	3,880

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage.  Emphasis is placed on bottom-up stock selection.  In addition, the Adviser considers four global opportunity fundamentals- Macro, Political, Business and Portfolio diversification- to assist in the basis of portfolio construction.  A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.31% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.75% (quarter ended September 30, 2002). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -23.47.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns International Equity Portfolio		1 Year	5 Years	10 Years
International Equity Portfolio Class C	[1]	9.55%	(0.14%)	(1.05%)
International Equity Portfolio Class C After Taxes on Distributions	[1]	9.53%	(0.25%)	(1.10%)
International Equity Portfolio Class C After Taxes on Distributions and Sales	[1]	6.23%	(0.16%)	(0.90%)
International Equity Portfolio Class C MSCI EAFE�� Index (U.S. dollars)		7.75%	2.46%	3.50%
International Equity Portfolio Class C Morningstar Foreign Large Blend Average		10.25%	2.58%	2.97%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B
RISK/RETURN
Investment Objective:
The Health & Biotechnology Portfolio seeks long-term capital growth.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.07%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	3.32%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expense for the Portfolio was 3.31% (taking into account the expense reimbursement/reduction and commission recapture reductions of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B	835	1,321	1,931	3,386

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B	335	1,021	1,731	3,386

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade   debt securities. Such investment strategies could result in the Portfolio not achieving its investment   objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

 Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

 Warrants Risks.   The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company’s market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product’s transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.  Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk.  The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio’s share price.

Portfolio Turnover Risk.  The frequency of a Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:

 For the periods prior to January 27, 2003, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio. The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of an investing in the Portfolio by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with a broad measure of market performance, as well as with ahealthcare index, The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.08% (quarter ended June 30, 2001) and the lowest return for a calendar quarter was -30.91% (quarter ended March 31, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 2.16%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Health & Biotchnology Portfolio		1 Year	5 Years	10 Years
Health & Biotechnology Portfolio Class B	[1]	3.17%	2.12%	(2.72%)
Health & Biotechnology Portfolio Class B After Taxes on Distributions	[1]	3.17%	2.12%	(2.72%)
Health & Biotechnology Portfolio Class B After Taxes on Distributions and Sales	[1]	2.06%	1.81%	(2.27%)
Health & Biotechnology Portfolio Class B S&P 500�� Total Return Index		15.06%	2.29%	1.41%
Health & Biotechnology Portfolio Class B S&P 500�� Healthcare Index		0.71%	(0.15%)	(1.92%)
[1]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for the periods prior to January 27, 2003) and the Portfolio (for the periods beginning January 27, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C
RISK/RETURN
Investment Objective:
The Health & Biotechnology Portfolio seeks long-term capital growth.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C
Management Fees		1.25%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		1.09%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	3.34%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 3.33% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C	437	1,027	1,741	3,631

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C	337	1,027	1,741	3,631

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:

 For the periods prior to January 27, 2003, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.08% (quarter ended June 30, 2001) and the lowest return for a calendar quarter was -30.91% (quarter ended March 31, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 2.15%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS*

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Health & Biotchnology Portfolio		1 Year	5 Years	10 Years
Health & Biotechnology Porfolio Class C	[1]	7.13%	2.55%	(2.69%)
Health & Biotechnology Porfolio Class C After Taxes on Distributions	[1]	7.13%	2.55%	(2.69%)
Health & Biotechnology Porfolio Class C After Taxes on Distributions and Sales	[1]	4.64%	2.18%	(2.24%)
Health & Biotechnology Porfolio Class C S&P 500�� Total Return Index		15.06%	2.29%	1.41%
Health & Biotechnology Porfolio Class C S&P 500�� Healthcare Index		0.71%	(0.15%)	(1.92%)
[1]	The performance figures shown above reflect the performance of Class C shares of the Predecessor Fund (for the periods prior to January 27, 2003) and the Portfolio (for the periods beginning January 27, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Technology & Communications Portfolio | Technology & Communications Portfolio Class B
RISK/RETURN
Investment Objective:
The Technology & Communications Portfolio seeks long-term growth of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Technology & Communications Portfolio Technology & Communications Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Technology & Communications Portfolio Technology & Communications Portfolio Class B
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.94%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[2]	3.20%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011 the net expenses for the Portfolio was 3.19%, inclusive of Acquired Fund Fees and Expenses, (taking into account the expense reimbursement/reduction and commission reduction of 0.01%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class B	823	1,286	1,874	3,274

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class B	323	986	1,674	3,274

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 603% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company’s revenues or earnings were derived from technology activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company’s revenues or earnings were derived from communications activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

 In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of ETFs, options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stocks Risks.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the information, communications, and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

 Emerging Technology Sector Risk. Because of its narrow focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign, small and medium capitalization securities. Investing in lesser known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risks.   The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.  Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Performance.

For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Info Tech & Communications Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  It does not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 29.14% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -39.36% (quarter ended September 30, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -14.96%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Technology & Communications Portfolio		1 Year	5 Years	10 Years
Technology & Communications Portfolio Class B	[1]	43.23%	10.76%	(5.25%)
Technology & Communications Portfolio Class B After Taxes on Distributions	[1]	43.23%	10.76%	(5.25%)
Technology & Communications Portfolio Class B After Taxes on Distributions and Sales	[1]	28.10%	9.40%	(4.28%)
Technology & Communications Portfolio Class B S&P 500�� Total Return Index		15.06%	2.29%	1.41%
Technology & Communications Portfolio Class B Lipper Science & Technology Funds Index		17.85%	5.33%	(1.92%)
[1]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for periods prior to January 6, 2003) and the Portfolio (for periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Technology & Communications Portfolio | Technology & Communications Portfolio Class C
RISK/RETURN
Investment Objective:
The Technology & Communications Portfolio seeks long-term growth of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Technology & Communications Portfolio Technology & Communications Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Technology & Communications Portfolio Technology & Communications Portfolio Class C
Management Fees		1.25%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		1.02%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[2]	3.28%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 3.28%, inclusive of Acquired Fund Fees and Expenses (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class C	431	1,010	1,712	3,576

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class C	331	1,010	1,712	3,576

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 603% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

 In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of exchange-traded funds (“ETFs”), options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities.  Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk.  Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign, small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risks.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Performance.

For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Info-Tech & Communications Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.95% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -39.30% (quarter ended September 30, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -15.00%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Technology & Communications Portfolio		1 Year	5 Years	10 Years
Technology & Communications Portfolio Class C	[1]	47.20%	11.16%	(5.16%)
Technology & Communications Portfolio Class C After Taxes on Distributions	[1]	47.20%	11.16%	(5.16%)
Technology & Communications Portfolio Class C After Taxes on Distributions and Sales	[1]	30.68%	9.76%	(4.21%)
Technology & Communications Portfolio Class C S&P 500�� Total Return Index		15.06%	2.29%	1.41%
Technology & Communications Portfolio Class C Lipper Science & Technology Funds Index		17.85%	5.33%	(1.92%)
[1]	The performance figures shown above reflect the performance of Class C shares of the Predecessor Fund (for the periods prior to January 6, 2003) and the Portfolio (for the periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax-returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Financial Services Portfolio | Financial Services Portfolio Class B
RISK/RETURN
Investment Objective:
The Financial Services Portfolio seeks long-term growth of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Financial Services Portfolio Financial Services Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Financial Services Portfolio Financial Services Portfolio Class B
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		2.92%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	5.18%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio was 3.99%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.19%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class B	1,018	1,850	2,778	4,945

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class B	518	1,550	2,578	4,945

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) competitive position; (ii) profitability; (iii) financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) business strategy; (v) earnings trends/earnings per share growth revisions; and (vi) valuation using discounted cash flow analysis.

"Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year or any company which is included in the S&P Financial Sector Index. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.   In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risks.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation, which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company’s ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio’s performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.  The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

 Foreign Securities Risk.  The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets. Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risks.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

 Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund’s share price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Performance:

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc.  The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.  You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.46% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.82% (quarter ended December 31, 2008).. For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -24.66%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Financial Services Portfolio		1 Year	5 Years	10 Years
Financial Services Portfolio Class B	[1]	(2.58%)	(9.10%)	(2.70%)
Financial Services Portfolio Class B After Taxes on Distributions	[1]	(2.58%)	(10.26%)	(3.50%)
Financial Services Portfolio Class B After Taxes on Distributions and Sales	[1]	(1.68%)	(7.51%)	(2.20%)
Financial Services Portfolio Class B S&P 500�� Total Return Index		15.06%	2.29%	1.41%
Financial Services Portfolio Class B Lipper Financial Services Funds Index		13.04%	(6.93%)	(0.91%)
[1]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for periods prior to January 6, 2003) and the Portfolio (for periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods. The Predecessor Fund’s and the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Financial Services Portfolio | Financial Services Portfolio Class C
RISK/RETURN
Investment Objective:
The Financial Services Portfolio seeks long-term growth of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Financial Services Portfolio Financial Services Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Financial Services Portfolio Financial Services Portfolio Class C
Management Fees		1.25%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		2.94%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	5.19%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.99% (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.20%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class C	619	1,553	2,583	5,141

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class C	519	1,553	2,583	5,141

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) competitive position; (ii) profitability; (iii) financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) business strategy; (v) earnings trends/earnings per share growth revisions; and (vi) valuation using discounted cash flow analysis.

“Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year or any company which is included in the S&P Financial Sector Index.  Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.   The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.

Performance:

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.22% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.95% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -24.70%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Financial Services Portfolio		1 Year	5 Years	10 Years
Financial Services Portfolio Class C	[1]	1.60%	(8.83%)	(2.74%)
Financial Services Portfolio Class C After Taxes on Distributions	[1]	1.60%	(9.98%)	(3.54%)
Financial Services Portfolio Class C After Taxes on Distributions and Sales	[1]	1.04%	(7.30%)	(2.23%)
Financial Services Portfolio Class C S&P 500�� Total Return Index		15.06%	2.29%	1.41%
Financial Services Portfolio Class C Lipper Financial Services Funds Index		13.04%	(6.93%)	(0.91%)
[1]	The performance figures shown above reflect the performance of Class C shares of the Predecessor Fund (for the periods prior to January 6, 2003) and the Portfolio (for the periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Energy & Basic Materials Portfolio | Energy & Basic Materials Class B
RISK/RETURN
Investment Objective:
The Energy & Basic Materials Portfolio seeks long-term growth of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Energy & Basic Materials Portfolio Energy & Basic Materials Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Energy & Basic Materials Portfolio Energy & Basic Materials Class B
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.42%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	[1]	3.67%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.66%, (taking into account the reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class B	869	1,423	2,097	3,704

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class B	369	1,123	1,897	3,704

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis Sayles establishes company-specific price targets and position weights.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

 Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.   The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.   Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

 Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U. S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund’s share price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Performance:

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Energy & Basic Materials Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc.  The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund.  The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio. The bar chart and table below show the performance of the Class A shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charge.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher.  You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.74% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -32.78% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -26.73%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Energy & Basic Materials Portfolio		1 Year	5 Years	10 Years
Energy & Basic Materials Class B	[1]	18.38%	4.46%	7.83%
Energy & Basic Materials Class B After Taxes on Distributions	[1]	18.38%	1.45%	5.83%
Energy & Basic Materials Class B After Taxes on Distributions and Sales	[1]	11.95%	2.89%	6.07%
Energy & Basic Materials Class B S&P 500�� Total Return Index (		15.06%	2.29%	1.41%
Energy & Basic Materials Class B Lipper Natural Resources Funds Index		17.85%	6.23%	10.62%
[1]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for periods prior to January 6, 2003) and the Portfolio (for periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Energy & Basic Materials Portfolio | Energey & Basic Materials Class C
RISK/RETURN
Investment Objective:
The Energy & Basic Materials Portfolio seeks long-term growth of capital.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Energy & Basic Materials Portfolio Energey & Basic Materials Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Annual Fund Operating Expenses		Energy & Basic Materials Portfolio Energey & Basic Materials Class C
Management Fees		1.25%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		1.45%
Total Annual Portfolio Operating Expenses	[1]	3.70%
[1]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.69 (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energey & Basic Materials Class C	472	1,132	1,911	3,950

IF YOU HELD YOUR SHARES
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energey & Basic Materials Class C	372	1,132	1,911	3,950

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis Sayles establishes company-specific price targets and position weights.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For information about these risks, see the section entitled  "Additional Information About Investment Strategies and Related Risks”.

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1 and 5 years and over the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charge.  If these amounts were reflected, returns in the table would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.69% (quarter ended September 30, 2005) and the lowest return for a calendar quarter was -32.73% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -26.71%.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns Energy & Basic Materials Portfolio		1 Year	5 Years	Since Inception	Inception Date
Energey & Basic Materials Class C	[1]	22.25%	4.53%	13.06%	Jan 7, 2003
Energey & Basic Materials Class C After Taxes on Distributions	[1]	22.25%	1.54%	10.99%
Energey & Basic Materials Class C After Taxes on Distributions and Sales	[1]	14.46%	2.95%	10.99%
Energey & Basic Materials Class C S&P 500�� Total Return Index		15.06%	2.29%	6.05%
Energey & Basic Materials Class C Lipper Natural Resources Funds Index		17.85%	6.23%	16.20%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 9, 2012
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 9, 2012
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.03%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,101
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. government securities that the Portfolio may purchase include:

  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

  Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet its obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into conservatorship.

  Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.  Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.03% (quarter ended December 31, 2006) and the lowest return for a calendar quarter was 0.00% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 0.00%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	2.61%
Annual Return 2002	rr_AnnualReturn2002	0.23%
Annual Return 2003	rr_AnnualReturn2003	0.03%
Annual Return 2004	rr_AnnualReturn2004	0.23%
Annual Return 2005	rr_AnnualReturn2005	1.97%
Annual Return 2006	rr_AnnualReturn2006	3.82%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	1.02%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the periods shown in the bar chart, the highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects on deduction for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(4.99%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.36%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.37%	[3]
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class B | 90 Day T-Bills
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class B | Lipper U.S. Treasury Money Market Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.81%
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	1.99%	[5]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.  The U.S. government securities that the Portfolio may purchase include:

  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

  Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank.  Fannie Mae and Freddie Mac each may borrow from the Treasury to meet its obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.  In September 2008, the Treasury announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship.

  Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. Government, its agencies and instrumentalities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective.  Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.03% (quarter ended September 30, 2006) and the lowest return for a calendar quarter was 0.00% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 0.01%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	2.62%
Annual Return 2002	rr_AnnualReturn2002	0.22%
Annual Return 2003	rr_AnnualReturn2003	0.02%
Annual Return 2004	rr_AnnualReturn2004	0.23%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.81%
Annual Return 2007	rr_AnnualReturn2007	3.88%
Annual Return 2008	rr_AnnualReturn2008	1.03%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(0.99%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.37%	[6]
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C | 90 Day T-Bills
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C | Lipper U.S. Treasury Money Market Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[7]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.51%	[8]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	754
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,082
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,600
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,600
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer’s creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years. Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. Government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed by the full faith and credit of the United States.  Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States, but they have the right to borrow from the U.S. Treasury to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fixed Income Securities Risk. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

Mortgage-Backed Securities and Prepayment Risk. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment faster or slower than expected by the Adviser could reduce the Portfolio’s yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

  The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.28% (quarter ended September 30, 2002) and the lowest return for a calendar quarter was -2.00% (quarter ended June 30, 2004). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 0. 70%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	6.68%
Annual Return 2002	rr_AnnualReturn2002	7.36%
Annual Return 2003	rr_AnnualReturn2003	1.99%
Annual Return 2004	rr_AnnualReturn2004	1.43%
Annual Return 2005	rr_AnnualReturn2005	(0.25%)
Annual Return 2006	rr_AnnualReturn2006	1.94%
Annual Return 2007	rr_AnnualReturn2007	5.29%
Annual Return 2008	rr_AnnualReturn2008	2.42%
Annual Return 2009	rr_AnnualReturn2009	4.72%
Annual Return 2010	rr_AnnualReturn2010	3.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.00%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices: (Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(1.84%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.14%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.45%	[3]
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.76%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.31%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.37%	[3]
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.84%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.23%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.37%	[3]
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B | Barclays Intermediate U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B | Lipper Short-Intermediate Investment Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[9]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.51%	[10]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.  Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. Government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed by the full faith and credit of the United States.  Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States, but they have the right to borrow from the U.S. Treasury to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its assets in investment grade fixed-income securities, mortgage pass-through securities or non-rated securities considered by the Adviser to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fixed-Income Securities Risk.   Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

Mortgage-Backed Securities and Prepayment Risk.  Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.  Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment faster or slower than expected by the Adviser could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.  Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.28% (quarter ended September 30, 2002) and the lowest return for a calendar quarter was -2.00% (quarter ended June 30, 2004). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 0.78%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	6.68%
Annual Return 2002	rr_AnnualReturn2002	7.36%
Annual Return 2003	rr_AnnualReturn2003	1.99%
Annual Return 2004	rr_AnnualReturn2004	1.33%
Annual Return 2005	rr_AnnualReturn2005	(0.16%)
Annual Return 2006	rr_AnnualReturn2006	1.94%
Annual Return 2007	rr_AnnualReturn2007	5.29%
Annual Return 2008	rr_AnnualReturn2008	2.42%
Annual Return 2009	rr_AnnualReturn2009	4.72%
Annual Return 2010	rr_AnnualReturn2010	3.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.00%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	2.04%	[11]
5 Years	rr_AverageAnnualReturnYear05	3.47%	[11]
10 Years	rr_AverageAnnualReturnYear10	3.43%	[11]
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%	[11]
5 Years	rr_AverageAnnualReturnYear05	2.65%	[11]
10 Years	rr_AverageAnnualReturnYear10	2.36%	[11]
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.68%	[11]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[11]
10 Years	rr_AverageAnnualReturnYear10	2.36%	[11]
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | Barclays Intermediate U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | Lipper Short-Intermediate Investment Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Municipal Bond Portfolio | Municipal Bond Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[12]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[13]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.48%	[14]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-ReducedSales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	751
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,073
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,569
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	251
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	773
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,569
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio’s Adviser generally invests the Portfolio’s assets in municipal obligations. There are no maturity limitations on the Portfolio’s securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. ("Moody’s"), Standard & Poor’s Corporation ("S&P"), or Fitch, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income. Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio’s municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Municipal Bond Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Strategies and Related Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.07% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.49% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 3.45%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	1.78%
Annual Return 2002	rr_AnnualReturn2002	6.86%
Annual Return 2003	rr_AnnualReturn2003	3.13%
Annual Return 2004	rr_AnnualReturn2004	1.51%
Annual Return 2005	rr_AnnualReturn2005	0.70%
Annual Return 2006	rr_AnnualReturn2006	1.63%
Annual Return 2007	rr_AnnualReturn2007	1.69%
Annual Return 2008	rr_AnnualReturn2008	(4.77%)
Annual Return 2009	rr_AnnualReturn2009	7.74%
Annual Return 2010	rr_AnnualReturn2010	(0.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(5.07%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.96%	[3]
Municipal Bond Portfolio | Municipal Bond Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.07%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.72%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[3]
Municipal Bond Portfolio | Municipal Bond Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.01%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.91%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.95%	[3]
Municipal Bond Portfolio | Municipal Bond Portfolio Class B | Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Municipal Bond Portfolio | Municipal Bond Portfolio Class B | Lipper General Municipal Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Municipal Bond Portfolio | Municipal Bond Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

 The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[16]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.63%	[17]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	366
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,964
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,964
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch , Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income. Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest.  Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.  The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Municipal Bond Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.77% (quarter ended September 30, 2002) and the lowest return for a calendar quarter was -3.48% (quarter ended December 31, 2010). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 3.46%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	1.89%
Annual Return 2002	rr_AnnualReturn2002	6.94%
Annual Return 2003	rr_AnnualReturn2003	2.84%
Annual Return 2004	rr_AnnualReturn2004	1.51%
Annual Return 2005	rr_AnnualReturn2005	0.70%
Annual Return 2006	rr_AnnualReturn2006	1.52%
Annual Return 2007	rr_AnnualReturn2007	1.78%
Annual Return 2008	rr_AnnualReturn2008	(4.78%)
Annual Return 2009	rr_AnnualReturn2009	6.34%
Annual Return 2010	rr_AnnualReturn2010	(0.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.48%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(1.07%)	[11]
5 Years	rr_AverageAnnualReturnYear05	0.90%	[11]
10 Years	rr_AverageAnnualReturnYear10	1.82%	[11]
Municipal Bond Portfolio | Municipal Bond Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.07%)	[11]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[11]
10 Years	rr_AverageAnnualReturnYear10	1.72%	[11]
Municipal Bond Portfolio | Municipal Bond Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.43%)	[11]
5 Years	rr_AverageAnnualReturnYear05	1.01%	[11]
10 Years	rr_AverageAnnualReturnYear10	1.83%	[11]
Municipal Bond Portfolio | Municipal Bond Portfolio Class C | Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Municipal Bond Portfolio | Municipal Bond Portfolio Class C | Lipper General Municipal Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Large Cap Value Portfolio | Large Cap Value Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.59%	[18]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,681
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,681
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.  Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.   The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk.  Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	.Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.45% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.31% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -18.43%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown
Annual Return 2001	rr_AnnualReturn2001	(4.58%)
Annual Return 2002	rr_AnnualReturn2002	(29.39%)
Annual Return 2003	rr_AnnualReturn2003	30.43%
Annual Return 2004	rr_AnnualReturn2004	8.07%
Annual Return 2005	rr_AnnualReturn2005	4.82%
Annual Return 2006	rr_AnnualReturn2006	17.48%
Annual Return 2007	rr_AnnualReturn2007	(10.24%)
Annual Return 2008	rr_AnnualReturn2008	(52.12%)
Annual Return 2009	rr_AnnualReturn2009	35.72%
Annual Return 2010	rr_AnnualReturn2010	13.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.31%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	8.60%	[3]
5 Years	rr_AverageAnnualReturnYear05	(5.21%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(2.52%)	[3]
Large Cap Value Portfolio | Large Cap Value Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.60%	[3]
5 Years	rr_AverageAnnualReturnYear05	(5.69%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(2.99%)	[3]
Large Cap Value Portfolio | Large Cap Value Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.59%	[3]
5 Years	rr_AverageAnnualReturnYear05	(4.26%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(2.13%)	[3]
Large Cap Value Portfolio | Large Cap Value Portfolio Class B | S&P500��/Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Large Cap Value Portfolio | Large Cap Value Portfolio Class B | Morningstar Large Value Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Large Cap Value Portfolio | Large Cap Value Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.60%	[19]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,934
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,380
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,934
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.   In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential.  In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers.  Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model.  The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective.  The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth.  Typically, their valuation levels are lower than those of growth stocks.  Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other  Risks.  The Portfolio is subject to other risks from its permissible investments.  For information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.47% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.30% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -18.36%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(4.62%)
Annual Return 2002	rr_AnnualReturn2002	(29.49%)
Annual Return 2003	rr_AnnualReturn2003	30.54%
Annual Return 2004	rr_AnnualReturn2004	8.01%
Annual Return 2005	rr_AnnualReturn2005	4.88%
Annual Return 2006	rr_AnnualReturn2006	17.43%
Annual Return 2007	rr_AnnualReturn2007	(10.24%)
Annual Return 2008	rr_AnnualReturn2008	(52.13%)
Annual Return 2009	rr_AnnualReturn2009	35.77%
Annual Return 2010	rr_AnnualReturn2010	13.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	12.61%	[11]
5 Years	rr_AverageAnnualReturnYear05	(4.89%)	[11]
10 Years	rr_AverageAnnualReturnYear10	(2.53%)	[11]
Large Cap Value Portfolio | Large Cap Value Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.61%	[11]
5 Years	rr_AverageAnnualReturnYear05	(5.37%)	[11]
10 Years	rr_AverageAnnualReturnYear10	(3.00%)	[11]
Large Cap Value Portfolio | Large Cap Value Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.20%	[11]
5 Years	rr_AverageAnnualReturnYear05	(4.00%)	[11]
10 Years	rr_AverageAnnualReturnYear10	(2.14%)	[11]
Large Cap Value Portfolio | Large Cap Value Portfolio Class C | S&P 500��/Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Large Cap Value Portfolio | Large Cap Value Portfolio Class C | Morningstar Large Value Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Growth Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.52%	[20]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 163% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	755
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,610
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	255
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	785
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,610
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock, and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. Loomis Sayles takes a private equity approach to investing with a long-term, fundamental and bottom-up approach.  The goal is to invest in high quality, structurally good businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.  Loomis Sayles believes that few businesses have these combined characteristics.  Given the rare confluence of quality, sustainable growth and discount to Loomis Sayles’ estimate of the intrinsic value for the underlying business, Loomis Sayles focuses the Portfolio in high-conviction businesses.  The nature of Loomis Sayles’ investment process leads to sector positioning derived from fundamental research.  Loomis Sayles may study dozens of companies but may only invest in a select few businesses each year.  Loomis Sayles strives to invest in these companies when it believes there is an inefficiency (i.e., a disconnect between the long-term fundamentals and expectations embedded).  This inefficiency may arise as investors overreact to short-term, non-secular events, underestimate or misunderstand long-term growth potential, or as momentum and short-term focus may create a disconnect between the market price and long-term fundamentals of a business.

Loomis Sayles will consider selling an investment when the Portfolio manager believes:  the issuer’s investment fundamentals are beginning to deteriorate, there are unfavorable structural changes with the issuer’s underlying business, or the investment no longer appears consistent with the Portfolio manager’s investment methodology.  In addition, Loomis Sayles will also consider selling an investment when the Portfolio must meet redemption requests, to try to take advantage of more attractive investment opportunities, or for other investment reasons which the Portfolio manager deems appropriate.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities.   Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk.  Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.62% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.06% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -4.84%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(28.64%)
Annual Return 2002	rr_AnnualReturn2002	(31.67%)
Annual Return 2003	rr_AnnualReturn2003	23.76%
Annual Return 2004	rr_AnnualReturn2004	0.39%
Annual Return 2005	rr_AnnualReturn2005	18.89%
Annual Return 2006	rr_AnnualReturn2006	(6.79%)
Annual Return 2007	rr_AnnualReturn2007	36.07%
Annual Return 2008	rr_AnnualReturn2008	(51.25%)
Annual Return 2009	rr_AnnualReturn2009	36.03%
Annual Return 2010	rr_AnnualReturn2010	26.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.06%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	21.18%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	(2.65%)	[3]
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.18%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	(2.66%)	[3]
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.76%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.69%	[3]
10 Years	rr_AverageAnnualReturnYear10	(2.21%)	[3]
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B | S&P500��/Citigroup Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.01%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	(0.11%)
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B | Morningstar Large Growth Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	(0.69%)
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Growth Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.52%	[22]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was163% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	355
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	785
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,856
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	255
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	785
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,856
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio.

Loomis Sayles takes a private equity approach to investing with a long-term, fundamental and bottom-up approach.  The goal is to invest in high quality, structurally good businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.  Loomis Sayles believes that few businesses have these combined characteristics.  Given the rare confluence of quality, sustainable growth and discount to Loomis Sayles’ estimate of the intrinsic value for the underlying business, Loomis Sayles focuses the Portfolio in high-conviction businesses.  The nature of Loomis Sayles’ investment process leads to sector positioning derived from fundamental research.  Loomis Sayles may study dozens of companies but may only invest in a select few businesses each year.  Loomis Sayles strives to invest in these companies when it believes there is an inefficiency (i.e., a disconnect between the long-term fundamentals and expectations embedded).  This inefficiency may arise as investors overreact to short-term, non-secular events, underestimate or misunderstand long-term growth potential, or as momentum and short-term focus may create a disconnect between the market price and long-term fundamentals of a business.

Loomis Sayles will consider selling an investment when the Portfolio manager believes:  the issuer’s investment fundamentals are beginning to deteriorate, there are unfavorable structural changes with the issuer’s underlying business, or the investment no longer appears consistent with the Portfolio manager’s investment methodology.  In addition, Loomis Sayles will also consider selling an investment when the Portfolio must meet redemption requests, to try to take advantage of more attractive investment opportunities, or for other investment reasons which the Portfolio manager deems appropriate.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.57% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.07% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -4.84%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(28.58%)
Annual Return 2002	rr_AnnualReturn2002	(31.72%)
Annual Return 2003	rr_AnnualReturn2003	23.81%
Annual Return 2004	rr_AnnualReturn2004	0.39%
Annual Return 2005	rr_AnnualReturn2005	18.84%
Annual Return 2006	rr_AnnualReturn2006	(6.71%)
Annual Return 2007	rr_AnnualReturn2007	35.97%
Annual Return 2008	rr_AnnualReturn2008	(51.24%)
Annual Return 2009	rr_AnnualReturn2009	36.06%
Annual Return 2010	rr_AnnualReturn2010	26.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.07%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	25.11%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.20%	[11]
10 Years	rr_AverageAnnualReturnYear10	(2.65%)	[11]
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.11%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.20%	[11]
10 Years	rr_AverageAnnualReturnYear10	(2.66%)	[11]
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.32%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[11]
10 Years	rr_AverageAnnualReturnYear10	(2.21%)	[11]
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C | S&P 500��/Citigroup Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.01%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	(0.11%)
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C | Morningstar Large Growth Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	(0.69%)
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[23]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[24]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.85%	[25]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	788
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,938
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,938
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter ("OTC") markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk.   The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stocks Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Medium and Small Capitalization Companies Risk. The Portfolio may also invest in small capitalization companies.   Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk.   The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks".

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Caterpillar Mid-Cap Relative Value Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc.. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund.   The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Portfolio’s Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Portfolio's Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.73% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -20.60% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -14.05%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2003	rr_AnnualReturn2003	38.24%
Annual Return 2004	rr_AnnualReturn2004	17.83%
Annual Return 2005	rr_AnnualReturn2005	3.39%
Annual Return 2006	rr_AnnualReturn2006	8.56%
Annual Return 2007	rr_AnnualReturn2007	7.13%
Annual Return 2008	rr_AnnualReturn2008	(33.49%)
Annual Return 2009	rr_AnnualReturn2009	29.90%
Annual Return 2010	rr_AnnualReturn2010	18.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.60%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
1 Year	rr_AverageAnnualReturnYear01	13.65%	[26]
5 Years	rr_AverageAnnualReturnYear05	3.28%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002	[26]
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.65%	[26]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[26]
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%	[26]
5 Years	rr_AverageAnnualReturnYear05	2.53%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[26]
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B | Russell Midcap�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B | Morningstar Mid Capitalization Blend Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.70%
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[27]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.86%	[28]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	389
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,185
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	289
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	886
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,508
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,185
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter ("OTC") markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stocks Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Medium and Small Capitalization Companies Risk. The Portfolio may also invest in small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Caterpillar Mid-Cap Relative Value Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.60% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -20.66% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -14.08%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2003	rr_AnnualReturn2003	37.45%
Annual Return 2004	rr_AnnualReturn2004	17.05%
Annual Return 2005	rr_AnnualReturn2005	3.39%
Annual Return 2006	rr_AnnualReturn2006	8.58%
Annual Return 2007	rr_AnnualReturn2007	7.02%
Annual Return 2008	rr_AnnualReturn2008	(33.49%)
Annual Return 2009	rr_AnnualReturn2009	30.00%
Annual Return 2010	rr_AnnualReturn2010	18.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	17.70%	[29]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%	[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002	[29]
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.70%	[29]
5 Years	rr_AverageAnnualReturnYear05	2.41%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[29]
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.51%	[29]
5 Years	rr_AverageAnnualReturnYear05	2.80%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[29]
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C | Russell Midcap�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C | Morningstar Mid Capitalization Blend Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.70%
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Small Cap Portfolio | Small Cap Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Capitalization Portfolio seeks maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[23]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[30]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.71%	[31]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Investment Quality Bond Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	774
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,800
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	274
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	841
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,435
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,800
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2011 was $38 million to $3.65 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year.  The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risks. The Portfolio’s investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio’s holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on the Portfolio’s ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general.  In addition, small capitalization companies may not pay a dividend.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.   The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.21% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.71% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -15.42%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	5.79%
Annual Return 2002	rr_AnnualReturn2002	(9.42%)
Annual Return 2003	rr_AnnualReturn2003	34.30%
Annual Return 2004	rr_AnnualReturn2004	19.20%
Annual Return 2005	rr_AnnualReturn2005	3.40%
Annual Return 2006	rr_AnnualReturn2006	14.30%
Annual Return 2007	rr_AnnualReturn2007	1.92%
Annual Return 2008	rr_AnnualReturn2008	(27.06%)
Annual Return 2009	rr_AnnualReturn2009	22.52%
Annual Return 2010	rr_AnnualReturn2010	15.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.71%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	10.68%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.58%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.69%	[3]
Small Cap Portfolio | Small Cap Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.46%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.60%	[3]
Small Cap Portfolio | Small Cap Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.94%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.78%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.27%	[3]
Small Cap Portfolio | Small Cap Portfolio Class B | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Small Cap Portfolio | Small Cap Portfolio Class B | Morningstar Small Blend Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.61%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Small Cap Portfolio | Small Cap Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Capitalization Portfolio seeks maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[32]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	2.72%	[33]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	375
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,051
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	275
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	844
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,440
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,051
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2011 was $38 million to $3.65 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year.  The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk.  The Portfolio's investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general.  In addition, small capitalization companies may not pay a dividend.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.37% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.70% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -15.46%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	5.77%
Annual Return 2002	rr_AnnualReturn2002	(9.39%)
Annual Return 2003	rr_AnnualReturn2003	34.18%
Annual Return 2004	rr_AnnualReturn2004	19.15%
Annual Return 2005	rr_AnnualReturn2005	3.46%
Annual Return 2006	rr_AnnualReturn2006	14.25%
Annual Return 2007	rr_AnnualReturn2007	1.91%
Annual Return 2008	rr_AnnualReturn2008	(27.02%)
Annual Return 2009	rr_AnnualReturn2009	22.59%
Annual Return 2010	rr_AnnualReturn2010	15.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.70%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	14.74%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.81%	[6]
10 Years	rr_AverageAnnualReturnYear10	6.69%	[6]
Small Cap Portfolio | Small Cap Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.71%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.61%	[6]
Small Cap Portfolio | Small Cap Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.98%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[6]
Small Cap Portfolio | Small Cap Portfolio Class C | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Small Cap Portfolio | Small Cap Portfolio Class C | Morningstar Small Blend Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.61%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	6.69%
International Equity Portfolio | International Equity Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[23]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.90%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.65%	[34]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	867
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,686
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	367
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,117
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,888
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,686
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio’s assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage.  Emphasis is placed on bottom-up stock selection.  In addition, the Adviser considers four global opportunity fundamentals:  Macro, Political, Business and Portfolio diversification to assist in the basis of portfolio construction.  A stock is sold when it no longer meets the Adviser’s criteria. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations,  confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.   The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.55% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.59% (quarter ended September 30, 2002). For the period January 1, 2011through September 30, 2011, the return for the Portfolio's Class B shares was -23.48%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(29.13%)
Annual Return 2002	rr_AnnualReturn2002	(24.26%)
Annual Return 2003	rr_AnnualReturn2003	30.64%
Annual Return 2004	rr_AnnualReturn2004	16.19%
Annual Return 2005	rr_AnnualReturn2005	11.48%
Annual Return 2006	rr_AnnualReturn2006	22.06%
Annual Return 2007	rr_AnnualReturn2007	8.13%
Annual Return 2008	rr_AnnualReturn2008	(46.78%)
Annual Return 2009	rr_AnnualReturn2009	27.90%
Annual Return 2010	rr_AnnualReturn2010	10.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	5.49%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.54%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(1.03%)	[3]
International Equity Portfolio | International Equity Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.61%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(1.06%)	[3]
International Equity Portfolio | International Equity Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.48%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.88%)	[3]
International Equity Portfolio | International Equity Portfolio Class B | MSCI EAFE�� Index (U.S. dollars)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
International Equity Portfolio | International Equity Portfolio Class B | Morningstar Foreign Large Blend Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	2.97%
International Equity Portfolio | International Equity Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.62%	[35]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,880
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	364
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,109
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,873
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,880
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage.  Emphasis is placed on bottom-up stock selection.  In addition, the Adviser considers four global opportunity fundamentals- Macro, Political, Business and Portfolio diversification- to assist in the basis of portfolio construction.  A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.31% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.75% (quarter ended September 30, 2002). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -23.47.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(29.16%)
Annual Return 2002	rr_AnnualReturn2002	(24.41%)
Annual Return 2003	rr_AnnualReturn2003	30.73%
Annual Return 2004	rr_AnnualReturn2004	16.11%
Annual Return 2005	rr_AnnualReturn2005	11.51%
Annual Return 2006	rr_AnnualReturn2006	22.03%
Annual Return 2007	rr_AnnualReturn2007	8.12%
Annual Return 2008	rr_AnnualReturn2008	(46.79%)
Annual Return 2009	rr_AnnualReturn2009	27.93%
Annual Return 2010	rr_AnnualReturn2010	10.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.75%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	9.55%	[11]
5 Years	rr_AverageAnnualReturnYear05	(0.14%)	[11]
10 Years	rr_AverageAnnualReturnYear10	(1.05%)	[11]
International Equity Portfolio | International Equity Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.53%	[11]
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[11]
10 Years	rr_AverageAnnualReturnYear10	(1.10%)	[11]
International Equity Portfolio | International Equity Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.23%	[11]
5 Years	rr_AverageAnnualReturnYear05	(0.16%)	[11]
10 Years	rr_AverageAnnualReturnYear10	(0.90%)	[11]
International Equity Portfolio | International Equity Portfolio Class C | MSCI EAFE�� Index (U.S. dollars)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
International Equity Portfolio | International Equity Portfolio Class C | Morningstar Foreign Large Blend Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Health & Biotechnology Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.32%	[36]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	835
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,386
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	335
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,021
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,731
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,386
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade   debt securities. Such investment strategies could result in the Portfolio not achieving its investment   objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

 Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks.  To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

 Warrants Risks.   The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company’s market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product’s transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.  Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk.  The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio’s share price.

Portfolio Turnover Risk.  The frequency of a Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 For the periods prior to January 27, 2003, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the "Predecessor Fund"), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio. The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of an investing in the Portfolio by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with a broad measure of market performance, as well as with ahealthcare index, The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of an investing in the Portfolio by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with a broad measure of market performance, as well as with a healthcare index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.08% (quarter ended June 30, 2001) and the lowest return for a calendar quarter was -30.91% (quarter ended March 31, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was 2.16%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(10.16%)
Annual Return 2002	rr_AnnualReturn2002	(41.85%)
Annual Return 2003	rr_AnnualReturn2003	12.35%
Annual Return 2004	rr_AnnualReturn2004	4.59%
Annual Return 2005	rr_AnnualReturn2005	9.33%
Annual Return 2006	rr_AnnualReturn2006	(6.24%)
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	(22.00%)
Annual Return 2009	rr_AnnualReturn2009	35.66%
Annual Return 2010	rr_AnnualReturn2010	8.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.91%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	3.17%	[37]
5 Years	rr_AverageAnnualReturnYear05	2.12%	[37]
10 Years	rr_AverageAnnualReturnYear10	(2.72%)	[37]
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.17%	[37]
5 Years	rr_AverageAnnualReturnYear05	2.12%	[37]
10 Years	rr_AverageAnnualReturnYear10	(2.72%)	[37]
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.06%	[37]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[37]
10 Years	rr_AverageAnnualReturnYear10	(2.27%)	[37]
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B | S&P 500�� Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B | S&P 500�� Healthcare Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	(1.92%)
Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Health & Biotechnology Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.34%	[38]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	437
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,631
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	337
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,741
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,631
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Portfolio's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 For the periods prior to January 27, 2003, the Portfolio operated as a separate fund called the Orbitex Health & Biotechnology Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.08% (quarter ended June 30, 2001) and the lowest return for a calendar quarter was -30.91% (quarter ended March 31, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was 2.15%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(10.11%)
Annual Return 2002	rr_AnnualReturn2002	(41.83%)
Annual Return 2003	rr_AnnualReturn2003	12.34%
Annual Return 2004	rr_AnnualReturn2004	4.51%
Annual Return 2005	rr_AnnualReturn2005	9.41%
Annual Return 2006	rr_AnnualReturn2006	(6.24%)
Annual Return 2007	rr_AnnualReturn2007	5.35%
Annual Return 2008	rr_AnnualReturn2008	(21.77%)
Annual Return 2009	rr_AnnualReturn2009	35.71%
Annual Return 2010	rr_AnnualReturn2010	8.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.91%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	7.13%	[39]
5 Years	rr_AverageAnnualReturnYear05	2.55%	[39]
10 Years	rr_AverageAnnualReturnYear10	(2.69%)	[39]
Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.13%	[39]
5 Years	rr_AverageAnnualReturnYear05	2.55%	[39]
10 Years	rr_AverageAnnualReturnYear10	(2.69%)	[39]
Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.64%	[39]
5 Years	rr_AverageAnnualReturnYear05	2.18%	[39]
10 Years	rr_AverageAnnualReturnYear10	(2.24%)	[39]
Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C | S&P 500�� Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C | S&P 500�� Healthcare Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	(1.92%)
Technology & Communications Portfolio | Technology & Communications Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Technology & Communications Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[40]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.20%	[41]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 603% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	603.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	823
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,274
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	323
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	986
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,674
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,274
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company’s revenues or earnings were derived from technology activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company’s revenues or earnings were derived from communications activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

 In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of ETFs, options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stocks Risks.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the information, communications, and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

 Emerging Technology Sector Risk. Because of its narrow focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign, small and medium capitalization securities. Investing in lesser known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risks.   The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.  Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price. Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Info Tech & Communications Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  It does not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 29.14% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -39.36% (quarter ended September 30, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -14.96%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(54.76%)
Annual Return 2002	rr_AnnualReturn2002	(50.46%)
Annual Return 2003	rr_AnnualReturn2003	39.34%
Annual Return 2004	rr_AnnualReturn2004	4.61%
Annual Return 2005	rr_AnnualReturn2005	5.82%
Annual Return 2006	rr_AnnualReturn2006	2.68%
Annual Return 2007	rr_AnnualReturn2007	30.07%
Annual Return 2008	rr_AnnualReturn2008	(46.93%)
Annual Return 2009	rr_AnnualReturn2009	60.61%
Annual Return 2010	rr_AnnualReturn2010	48.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.36%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	43.23%	[42]
5 Years	rr_AverageAnnualReturnYear05	10.76%	[42]
10 Years	rr_AverageAnnualReturnYear10	(5.25%)	[42]
Technology & Communications Portfolio | Technology & Communications Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	43.23%	[42]
5 Years	rr_AverageAnnualReturnYear05	10.76%	[42]
10 Years	rr_AverageAnnualReturnYear10	(5.25%)	[42]
Technology & Communications Portfolio | Technology & Communications Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.10%	[42]
5 Years	rr_AverageAnnualReturnYear05	9.40%	[42]
10 Years	rr_AverageAnnualReturnYear10	(4.28%)	[42]
Technology & Communications Portfolio | Technology & Communications Portfolio Class B | S&P 500�� Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Technology & Communications Portfolio | Technology & Communications Portfolio Class B | Lipper Science & Technology Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	(1.92%)
Technology & Communications Portfolio | Technology & Communications Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Technology & Communications Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[43]
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.28%	[44]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 603% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	603.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	431
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,576
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	331
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,576
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

 In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of exchange-traded funds (“ETFs”), options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities.  Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk.  Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign, small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risks.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Info-Tech & Communications Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.95% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -39.30% (quarter ended September 30, 2001). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -15.00%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(54.69%)
Annual Return 2002	rr_AnnualReturn2002	(50.41%)
Annual Return 2003	rr_AnnualReturn2003	39.51%
Annual Return 2004	rr_AnnualReturn2004	4.57%
Annual Return 2005	rr_AnnualReturn2005	5.78%
Annual Return 2006	rr_AnnualReturn2006	2.67%
Annual Return 2007	rr_AnnualReturn2007	29.48%
Annual Return 2008	rr_AnnualReturn2008	(46.34%)
Annual Return 2009	rr_AnnualReturn2009	60.56%
Annual Return 2010	rr_AnnualReturn2010	48.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.30%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before tax-returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax-returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	47.20%	[45]
5 Years	rr_AverageAnnualReturnYear05	11.16%	[45]
10 Years	rr_AverageAnnualReturnYear10	(5.16%)	[45]
Technology & Communications Portfolio | Technology & Communications Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	47.20%	[45]
5 Years	rr_AverageAnnualReturnYear05	11.16%	[45]
10 Years	rr_AverageAnnualReturnYear10	(5.16%)	[45]
Technology & Communications Portfolio | Technology & Communications Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.68%	[45]
5 Years	rr_AverageAnnualReturnYear05	9.76%	[45]
10 Years	rr_AverageAnnualReturnYear10	(4.21%)	[45]
Technology & Communications Portfolio | Technology & Communications Portfolio Class C | S&P 500�� Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Technology & Communications Portfolio | Technology & Communications Portfolio Class C | Lipper Science & Technology Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	(1.92%)
Financial Services Portfolio | Financial Services Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Financial Services Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.92%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	5.18%	[46]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,018
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,850
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,945
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	518
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,550
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,578
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,945
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) competitive position; (ii) profitability; (iii) financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) business strategy; (v) earnings trends/earnings per share growth revisions; and (vi) valuation using discounted cash flow analysis.

"Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year or any company which is included in the S&P Financial Sector Index. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.   In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risks.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation, which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company’s ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio’s performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.  The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

 Foreign Securities Risk.  The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets. Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risks.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

 Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund’s share price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc.  The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.  You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class B shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.46% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.82% (quarter ended December 31, 2008).. For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -24.66%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(5.86%)
Annual Return 2002	rr_AnnualReturn2002	(15.37%)
Annual Return 2003	rr_AnnualReturn2003	25.62%
Annual Return 2004	rr_AnnualReturn2004	12.05%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	15.80%
Annual Return 2007	rr_AnnualReturn2007	(6.59%)
Annual Return 2008	rr_AnnualReturn2008	(49.80%)
Annual Return 2009	rr_AnnualReturn2009	13.33%
Annual Return 2010	rr_AnnualReturn2010	2.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.82%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods. The Predecessor Fund’s and the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	(2.58%)	[42]
5 Years	rr_AverageAnnualReturnYear05	(9.10%)	[42]
10 Years	rr_AverageAnnualReturnYear10	(2.70%)	[42]
Financial Services Portfolio | Financial Services Portfolio Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.58%)	[42]
5 Years	rr_AverageAnnualReturnYear05	(10.26%)	[42]
10 Years	rr_AverageAnnualReturnYear10	(3.50%)	[42]
Financial Services Portfolio | Financial Services Portfolio Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.68%)	[42]
5 Years	rr_AverageAnnualReturnYear05	(7.51%)	[42]
10 Years	rr_AverageAnnualReturnYear10	(2.20%)	[42]
Financial Services Portfolio | Financial Services Portfolio Class B | S&P 500�� Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Financial Services Portfolio | Financial Services Portfolio Class B | Lipper Financial Services Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.04%
5 Years	rr_AverageAnnualReturnYear05	(6.93%)
10 Years	rr_AverageAnnualReturnYear10	(0.91%)
Financial Services Portfolio | Financial Services Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Financial Services Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.94%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	5.19%	[47]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,141
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	519
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,553
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,583
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,141
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s assets may be invested in U.S. and foreign securities outside of financial companies. The Portfolio will generally invest in companies that the Adviser expects will capitalize on emerging changes in the global financial services industries.  The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio. In deciding which securities to buy, hold or sell, the Adviser evaluates the following factors, which it believes determines future returns:  (i) competitive position; (ii) profitability; (iii) financial strength (tangible equity/tangible assets, returns on equity, and free cash flow); (iv) business strategy; (v) earnings trends/earnings per share growth revisions; and (vi) valuation using discounted cash flow analysis.

“Financial services company," for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities based on the company's most recent fiscal year or any company which is included in the S&P Financial Sector Index.  Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio's performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.   The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk.  The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risks. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Financial Services Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio.  The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class C shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.22% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.95% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -24.70%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(6.10%)
Annual Return 2002	rr_AnnualReturn2002	(15.37%)
Annual Return 2003	rr_AnnualReturn2003	25.62%
Annual Return 2004	rr_AnnualReturn2004	11.96%
Annual Return 2005	rr_AnnualReturn2005	7.59%
Annual Return 2006	rr_AnnualReturn2006	15.81%
Annual Return 2007	rr_AnnualReturn2007	(6.59%)
Annual Return 2008	rr_AnnualReturn2008	(49.85%)
Annual Return 2009	rr_AnnualReturn2009	13.16%
Annual Return 2010	rr_AnnualReturn2010	2.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.95%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	1.60%	[45]
5 Years	rr_AverageAnnualReturnYear05	(8.83%)	[45]
10 Years	rr_AverageAnnualReturnYear10	(2.74%)	[45]
Financial Services Portfolio | Financial Services Portfolio Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.60%	[45]
5 Years	rr_AverageAnnualReturnYear05	(9.98%)	[45]
10 Years	rr_AverageAnnualReturnYear10	(3.54%)	[45]
Financial Services Portfolio | Financial Services Portfolio Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%	[45]
5 Years	rr_AverageAnnualReturnYear05	(7.30%)	[45]
10 Years	rr_AverageAnnualReturnYear10	(2.23%)	[45]
Financial Services Portfolio | Financial Services Portfolio Class C | S&P 500�� Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Financial Services Portfolio | Financial Services Portfolio Class C | Lipper Financial Services Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.04%
5 Years	rr_AverageAnnualReturnYear05	(6.93%)
10 Years	rr_AverageAnnualReturnYear10	(0.91%)
Energy & Basic Materials Portfolio | Energy & Basic Materials Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Energy & Basic Materials Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[23]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.42%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.67%	[48]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	869
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,704
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	369
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,123
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,704
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis Sayles establishes company-specific price targets and position weights.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.  Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

 Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.   The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.   Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

 Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts any voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U. S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund’s share price.

Portfolio Turnover Risk. The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks”.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Energy & Basic Materials Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc.  The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund.  The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio. The bar chart and table below show the performance of the Class A shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charge.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher.  You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class A shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class B shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.74% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -32.78% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was -26.73%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charge. If these amounts were reflected, returns would be less than shown.
Annual Return 2001	rr_AnnualReturn2001	(13.73%)
Annual Return 2002	rr_AnnualReturn2002	(6.42%)
Annual Return 2003	rr_AnnualReturn2003	18.09%
Annual Return 2004	rr_AnnualReturn2004	27.70%
Annual Return 2005	rr_AnnualReturn2005	39.34%
Annual Return 2006	rr_AnnualReturn2006	4.91%
Annual Return 2007	rr_AnnualReturn2007	32.22%
Annual Return 2008	rr_AnnualReturn2008	(48.22%)
Annual Return 2009	rr_AnnualReturn2009	41.40%
Annual Return 2010	rr_AnnualReturn2010	23.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class B shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.78%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	18.38%	[42]
5 Years	rr_AverageAnnualReturnYear05	4.46%	[42]
10 Years	rr_AverageAnnualReturnYear10	7.83%	[42]
Energy & Basic Materials Portfolio | Energy & Basic Materials Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.38%	[42]
5 Years	rr_AverageAnnualReturnYear05	1.45%	[42]
10 Years	rr_AverageAnnualReturnYear10	5.83%	[42]
Energy & Basic Materials Portfolio | Energy & Basic Materials Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.89%	[42]
10 Years	rr_AverageAnnualReturnYear10	6.07%	[42]
Energy & Basic Materials Portfolio | Energy & Basic Materials Class B | S&P 500�� Total Return Index (
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Energy & Basic Materials Portfolio | Energy & Basic Materials Class B | Lipper Natural Resources Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Energy & Basic Materials Portfolio | Energey & Basic Materials Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Energy & Basic Materials Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Portfolio Operating Expenses (before expense reductions and/or reimbursements, net expenses are in footnote 2)	rr_NetExpensesOverAssets	3.70%	[49]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	472
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,950
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	372
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,132
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,911
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,950
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis Sayles establishes company-specific price targets and position weights.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or "market capitalization").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk.  Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk.  The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk.  The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk.  Because of its specific focus, the Portfolio's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio's performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk.  The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risk.  The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk.  Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

Portfolio Turnover Risk.  The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For information about these risks, see the section entitled  "Additional Information About Investment Strategies and Related Risks”.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1 and 5 years and over the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charge.  If these amounts were reflected, returns in the table would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1 and 5 years and over the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.69% (quarter ended September 30, 2005) and the lowest return for a calendar quarter was -32.73% (quarter ended December 31, 2008). For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was -26.71%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charge. If these amounts were reflected, returns in the table would be less than shown.
Annual Return 2004	rr_AnnualReturn2004	27.74%
Annual Return 2005	rr_AnnualReturn2005	39.35%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	31.64%
Annual Return 2008	rr_AnnualReturn2008	(48.17%)
Annual Return 2009	rr_AnnualReturn2009	41.41%
Annual Return 2010	rr_AnnualReturn2010	23.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period January 1, 2011 through September 30, 2011, the return for the Portfolio's Class C shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.73%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
1 Year	rr_AverageAnnualReturnYear01	22.25%	[50]
5 Years	rr_AverageAnnualReturnYear05	4.53%	[50]
Since Inception	rr_AverageAnnualReturnSinceInception	13.06%	[50]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 7, 2003	[50]
Energy & Basic Materials Portfolio | Energey & Basic Materials Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.25%	[50]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[50]
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%	[50]
Energy & Basic Materials Portfolio | Energey & Basic Materials Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.46%	[50]
5 Years	rr_AverageAnnualReturnYear05	2.95%	[50]
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%	[50]
Energy & Basic Materials Portfolio | Energey & Basic Materials Class C | S&P 500�� Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Energy & Basic Materials Portfolio | Energey & Basic Materials Class C | Lipper Natural Resources Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	16.20%

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
[2]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratioof each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 2.75%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 0.16% (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.87%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[3]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."
[4]	Only applicable to redemptions made within one year after purchase. (See "Shareholder Information-Contingent Deferred Sales Charge").
[5]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 2.75%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were0.14% (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.85%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[6]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Contingent Deferred Sales Charge."
[7]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
[8]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.51% (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[9]	Only applicable to redemptions made within one year after purchase. (see "Shareholder Information-Contingent Deferred Sales Charge").
[10]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.51% (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[11]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."
[12]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-ReducedSales Charge" section.)
[13]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[14]	Expense Waivers and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.43%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction of 0.05%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[15]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").
[16]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[17]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 2.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.47%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/waiver and commission recapture reduction of 0.16%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[18]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio was 2.43% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.16%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[19]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.43% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.17%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[20]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio was 2.51% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[21]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").
[22]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.51% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[23]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[24]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[25]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.84%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01)%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[26]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for the periods prior to January 6, 2003) and the Portfolio (for the periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."
[27]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[28]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 2.85%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[29]	The performance figures shown above reflect the performance of Class C shares of the Predecessor Fund (for the periods prior to January 6, 2003) and the Portfolio (for the periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Contingent Deferred Sales Charge."
[30]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Investment Quality Bond Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[31]	Expense Waivers and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.71% (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[32]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[33]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.60%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 2.72%, inclusive of Acquired Fund Fees and Expenses (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[34]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 3.90%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.63% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.02%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[35]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 3.90%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 3.60% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.02%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[36]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expense for the Portfolio was 3.31% (taking into account the expense reimbursement/reduction and commission recapture reductions of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[37]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for the periods prior to January 27, 2003) and the Portfolio (for the periods beginning January 27, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."
[38]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 3.33% (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[39]	The performance figures shown above reflect the performance of Class C shares of the Predecessor Fund (for the periods prior to January 27, 2003) and the Portfolio (for the periods beginning January 27, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."
[40]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[41]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011 the net expenses for the Portfolio was 3.19%, inclusive of Acquired Fund Fees and Expenses, (taking into account the expense reimbursement/reduction and commission reduction of 0.01%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[42]	The performance figures shown above reflect the performance of Class B shares of the Predecessor Fund (for periods prior to January 6, 2003) and the Portfolio (for periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."
[43]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[44]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for Portfolio were 3.28%, inclusive of Acquired Fund Fees and Expenses (there was no expense reimbursement/reduction and no commission recapture reduction). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[45]	The performance figures shown above reflect the performance of Class C shares of the Predecessor Fund (for the periods prior to January 6, 2003) and the Portfolio (for the periods beginning January 6, 2003). The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."
[46]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio was 3.99%, inclusive of Acquired Fund Fees and Expenses (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.19%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[47]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently voluntarily waiving all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.99% (taking into account the expense reimbursement/reduction and commission recapture reduction of 1.20%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[48]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its Expense Cap. The Expense Cap for Class B shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.66%, (taking into account the reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[49]	Expense Reductions and Reimbursements and Net Expenses: The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager has voluntarily waived all or a portion of its management fees and/or assumed certain other operating expenses of the Portfolio in order to maintain the expense ratio of each class of the Portfolio at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the relevant class of the Portfolio for up to three years from the date the fee or expense was incurred. Prior Board approval is required with respect to any such expense reimbursements. No reimbursement payment will be made by the Portfolio if it would result in the Portfolio exceeding its current Expense Cap. The Expense Cap for Class C shares of the Portfolio is 4.00%. For the fiscal year ended August 31, 2011, the net expenses for the Portfolio were 3.69 (taking into account the expense reimbursement/reduction and commission recapture reduction of 0.01%). The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice.
[50]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."